Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net (loss) income	$ (1,562,855)	$ (8,412,731)	$ 3,899,891
Net loss from discontinued operations, net of tax		(6,626,470)	(519,642)
Net (loss) income from continuing operations	(1,562,855)	(1,786,261)	4,419,533
Adjustment to reconcile net income to net cash provided by operating activities
Depreciation and amortization	57,631	382,680	246,529
Allowance for doubtful accounts		(450,000)	35,000
Gain on equity method investment	(33,684)	923,217
Gain from disposal of subsidiary		35,174
Changes in operating assets and liabilities:
Accounts receivable	(67,071)	411,070	816,770
Accounts receivable - related parties		168,937	74,763
Prepaid expense and other current assets	306,671	(1,065,753)	(123,030)
Accounts payable	(76,382)	66,687	(159,490)
Accrued expenses and other payables	1,112,744	(761,037)	238,510
Advanced from customers	68,028		(201,827)
Unrecognized tax benefits
Income tax payable	(1,475)		5,110
Other assets, non-current			77,623
Net cash (used in) provided by operating activities from continuing operations	(196,393)	(2,075,286)	5,429,491
Net cash (used in) provided by operating activities from discontinued operations		(757,948)	1,134,056
Net cash (used in) provide by operating activities	(196,393)	(2,833,234)	6,563,547
Cash flows from investing activities
Purchase of property and equipment	(34,656)	(57,506)	(44,308)
Purchase of intangible assets			(1,359,382)
Process from sale of equity investment	361,933
Acquisition of investment		(377,952)
Acquisition of subsidiaries	(400,000)
Advance deposit for intent acquisition	(4,937,664)
Net cash used in investing activities from continuing operations	(5,010,387)	(435,458)	(1,403,690)
Net cash used in investing activities from discontinued operations
Net cash used in investing activities	(5,010,387)	(435,458)	(1,403,690)
Cash flows from financing activities
Proceeds from issuance of ordinary shares		5,728,811	1,170,000
Proceeds from related parties	109,679	9,293,654	4,032,044
Repayments to related parties	(636,008)	(8,959,411)	(6,699,036)
Net cash (used in) provided by financing activities from continuing operations	(526,329)	6,063,054	(1,496,992)
Net cash used in financing activities from discontinued operations			(127,195)
Net cash (used in) provided by financing activities	(526,329)	6,063,054	(1,624,187)
Effect of exchange rate changes on cash and cash equivalents	(55,667)	442,591	(63,208)
Net change in cash and cash equivalents	(5,788,776)	3,236,953	3,472,462
Cash and cash equivalents, beginning of the year	7,865,345	7,696,699	4,224,237
Cash and cash equivalents, end of the year	2,076,569	7,865,345	7,696,699
Less cash and cash equivalents of discontinued operations-end of period			3,068,307
Cash and cash equivalents of continuing operations-end of period	2,076,569	7,865,345	4,628,392
Supplemental cash flow information
Interest paid
Income taxes paid	6,400
Non-cash investing and financing activities
Common stock issued on acquisition	7,600,000
Cancelled shareholders' common stocks	4,800
Expense paid by related party	$ 61,864	$ 419,645	$ 142,085